Accounts receivable	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Accounts receivable

6. Accounts receivable

	2019	2018

Trade receivables	$321,638	$392,865
GST/VAT receivables	4,614	3,711
Other receivables	1,792	5,774

Total	$328,044	$402,350

The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT) receivables, is disclosed in note 26.